9. CAPITAL STOCK (Details) (USD $)	Mar. 31, 2014
Capital Stock Details
Total value:	$ 1,736,355
Issuance costs:	(68,000)
Proceeds allocated to warrant liability	(343,105)
Proceeds allocated to common stock	$ 1,325,250